MATERIAL ACCOUNTING POLICY INFORMATION, Basis of Preparation (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Basis of preparation [Abstract]
Net cash outflows from operating and investing activities	$ 12,821,925	$ 9,188,863
Cash and cash equivalents	$ 17,329,952	$ 11,438,526	$ 11,937,941	$ 5,672,551